BETH LOWSON
                                                                         Counsel
                                                                  (212) 314-3939
[EQUITABLE LOGO]                                             Fax: (212) 707-7927

                                                                  LAW DEPARTMENT


                                  May 5, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Separate Account FP
          Form S-6 Registration Statement
          File No. 333-17641
          CIK No. 0000771726


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933

Ladies and Gentlemen:

     This certification applies to the following documents:

     The Survivorship Incentive Life Prospectus (core version -- wholesale channel) dated May 1, 2000, consisting of 122 pages;

     The Survivorship Incentive Life Prospectus (Merrill Lynch/First Union version -- wholesale channel) dated May 1, 2000, consisting of 123 pages;

     Supplement (in-force; retail channel) dated May 1, 2000, relating to Survivorship 2000 Prospectuses, consisting of 113 pages;

     Supplement (in-force; retail channel) dated May 1, 2000, relating to Survivorship Incentive Life Prospectuses, consisting of 113 pages;

     Supplement (in-force; wholesale channel) dated May 1, 2000, relating to Survivorship Incentive Life and Survivorship 2000 Prospectuses, dated May 1, 2000 consisting of 85 pages;

     Supplement (Accounting Benefit Rider) dated May 1, 2000, relating to Survivorship Incentive Life Prospectus dated May 1, 2000, consisting of 2 pages; and

     Supplement (for use in New York; wholesale channel) dated May 1, 2000 to Survivorship Incentive Life Prospectus (retail channel) dated May 1, 2000, consisting of 2 pages.

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The forms of prospectuses, and supplements to prospectuses that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission; and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                   Very truly yours,



                                   By:  /s/ Beth Lowson
                                        ----------------
                                        Beth Lowson



           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104